Annual Total Returns - Fidelity Freedom® 2050 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2050 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Class K6
Bar Chart Table:
Annual Return 2018	(8.74%)
Annual Return 2019	25.65%
Annual Return 2020	18.48%
Annual Return 2021	16.79%